UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Oak Harvest Long/Short Hedged Equity Fund

Institutional Shares (OHFGX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.  You can find additional information about the Fund at https://oakharvestfunds.com/documents/. You can also request this information by contacting us at (833) 549-4121.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$210	2.05%

How did the Fund perform during the reporting period?

U.S. equity market performance over the period was characterized by a strong risk-on advance led by AI, mega-cap technology, and resilient corporate earnings, with gains broadening later in the period into small cap and more cyclical equities. The key tension was that the same factors supporting performance—AI capital expenditure (capex) optimism, strong earnings revisions, and expectations for eventual Fed easing—also raised the market’s vulnerability to valuation compression, higher bond yields, inflation surprises, and any evidence that AI spending is not converting into durable revenue and margin growth.

The fiscal year ended August 31, 2026, saw poor fund performance versus the S&P 500® Index as the changing economic landscape led to a large shift towards the value style of investing, creating a significant headwind for our growth focused fund. Late in the fiscal year, the forced selling of high-growth, AI related names by a large and highly levered hedge fund negatively impacted previously strong performance.

For now, the market remains remarkably resilient, but the tension between strong nominal growth, persistent inflation and high interest rates is becoming the central macro issue again. As a result, the team broadened fund exposure away from AI related names,  began entering short positions in what they see as AI challenged names, and refocused existing positions into their highest conviction names. Calm index level movement masked the extreme underlying stock volatility we saw during the period. This factor alone created a meaningful drag on our hedged equity strategy as the cost of hedging has not been “out earned” by superior stock selection.

The investment team continues to believe that the Fund’s unique long/short strategy is tailor made for a sustained period of higher volatility in markets. This combined with movement back toward active equity management including single stock selection, sector and style concentration, and hedging downside market risk should position the Fund’s investors for capital preservation combined with higher risk adjusted equity returns in the coming years.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
S&P 500® Index
$17,500
$15,000
$12,500
$10,000
$16,784
$13,192
Dec-2023
Aug-2024
Aug-2025
Aug-2026

Table Summary
	Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	S&P 500® Index
Dec-2023	$10,000	$10,000
Aug-2024	$10,940	$12,032
Aug-2025	$12,553	$13,942
Aug-2026	$13,192	$16,784

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	5.09%	10.79%
S&P 500® Index	20.38%	21.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 549-4121.

Fund Statistics

  Net Assets$100,233,990
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$1,604,751
  Portfolio Turnover228%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-11.2%
Exchange-Traded Funds	1.6%
Purchased Options	3.7%
Communications	2.0%
Energy	2.2%
Consumer Staples	2.4%
Consumer Discretionary	8.9%
Health Care	10.3%
Materials	10.9%
Financials	10.9%
Industrials	20.4%
Technology	39.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	-0.5%
Financials	-1.2%
Consumer Staples	-1.5%
Communications	-1.7%
Technology	-1.9%
Consumer Discretionary	-7.5%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://oakharvestfunds.com/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-OHFGX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2026	$13,690
	FY 2025	$13,030

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2026	$0
	FY 2025	$0

c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2026	$4,350
	FY 2025	$4,015

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2026	$0
	FY 2025	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2026	$4,350	$0
FY 2025	$4,015	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Oak Harvest Long/Short Hedged Equity
Fund

Annual Financial Statements
and Additional Information
August 31, 2026

Fund Adviser:
Oak Harvest Investment Services, LLC
920 Memorial City Way, Suite 150
Houston, TX 77024

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
August 31, 2026

COMMON STOCKS - LONG — 107.74%	Shares	Fair Value
Communications — 2.03%
Alphabet, Inc., Class A	6,000	$2,036,100

Consumer Discretionary — 8.96%
Amazon.com, Inc.(a) (b)	12,500	3,247,125
Savers Value Village, Inc.(a)	100,000	1,033,000
Starbucks Corp.	25,000	2,656,250
Tapestry, Inc.	10,000	1,233,900
Urban Outfitters, Inc. (a)	10,000	806,900
		8,977,175
Consumer Staples — 2.43%
Sprouts Farmers Market, Inc.(a)	15,000	1,230,600
Target Corp.	7,500	1,206,600
		2,437,200
Energy — 2.17%
Diamondback Energy, Inc.	5,000	1,002,400
TechnipFMC PLC(b)	15,000	1,172,250
		2,174,650
Financials — 10.88%
Bank of New York Mellon Corp. (The)	10,000	1,612,800
Cboe Global Markets, Inc.	7,500	2,251,500
JPMorgan Chase & Co.(b)	9,000	3,204,180
Morgan Stanley(b)	18,000	3,839,760
		10,908,240
Health Care — 10.29%
Bristol-Myers Squibb Co.	22,500	1,503,225
Edwards LifeSciences Corp.(a)	20,000	1,815,000
Eli Lilly & Co.	1,500	1,735,095
Teva Pharmaceutical Industries Ltd. - ADR(a)	75,000	2,703,750
United Therapeutics Corp.(a)	5,000	2,551,900
		10,308,970
Industrials — 20.37%
Cognex Corp.(b)	40,000	2,438,400
Deere & Co.	1,500	982,365
Eaton Corp. PLC(b)	5,000	2,009,400
GE Vernova, Inc.	2,000	1,797,060
Keysight Technologies, Inc.(a) (b)	10,000	3,227,000
Lockheed Martin Corp.	3,000	1,683,690
Proto Labs, Inc.(a)	7,500	600,450
RTX Corp.	7,500	1,557,975
Timken Co. (The)	17,500	2,107,875
United Rentals, Inc.	2,000	2,076,000
Vertiv Holdings Co., Class A(b)	7,500	1,940,400
		20,420,615
Materials — 10.89%
Agnico Eagle Mines Ltd.(b)	12,500	2,538,875
Franco-Nevada Corp.	5,000	1,315,750
Hudbay Minerals, Inc.	18,000	515,880

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS - LONG — 107.74% - continued	Shares	Fair Value
Materials — 10.89% - continued
Nucor Corp.	7,500	$1,872,300
Rio Tinto PLC - ADR(b)	15,000	1,537,500
Southern Copper Corp.	15,000	3,133,050
		10,913,355
Technology — 39.72%
Akamai Technologies, Inc.(a)	15,000	1,629,300
Analog Devices, Inc.	5,500	1,991,770
Apple, Inc.(b)	10,000	3,168,500
Applied Materials, Inc.	5,000	2,291,950
Celestica, Inc.(a) (b)	7,500	2,245,500
Cisco Systems, Inc.(b)	25,000	2,762,250
Coherent Corp.(a) (b)	9,000	2,500,470
Dell Technologies, Inc., Class C	5,000	2,280,050
F5, Inc.(a) (b)	7,500	3,053,475
Lumentum Holdings, Inc.(a)	2,000	1,829,520
Marvell Technology, Inc.(b)	15,000	3,174,900
Monolithic Power Systems, Inc.(b)	2,500	3,169,425
Nvidia Corp.(b)	10,000	2,207,800
Quantinuum, Inc.(a)	20,000	1,002,000
Shopify, Inc., Class A(a)	10,000	1,473,700
Snowflake, Inc., Class A (a)	3,500	1,160,005
Teradyne, Inc.	3,000	1,049,490
Twilio, Inc., Class A(a)	12,000	2,827,560
		39,817,665

Total Common Stocks - Long (Cost $88,862,800)		107,993,970

EXCHANGE-TRADED FUNDS - LONG — 1.62%
SPDR® S&P® Biotech ETF	10,000	1,625,000

Total Exchange-Traded Funds - Long (Cost $1,499,450)		1,625,000

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED OPTIONS — 1.87%
PURCHASED PUT OPTIONS — 1.74%
Invesco QQQ Trust Series 1	1,000	$71,676,000	$698	9/18/2026	$440,000
Invesco QQQ Trust Series 1	1,000	71,676,000	711	9/18/2026	759,000
VanEck Semiconductor ETF	500	27,831,500	550	9/18/2026	540,000

Total Purchased Put Options (Cost $2,224,973)					1,739,000

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2026

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED OPTIONS — 1.87% - continued
PURCHASED CALL OPTIONS — 0.13%
Teva Pharmaceutical Industries Ltd. - ADR	750	$2,703,750	$40	1/15/2027	$135,750

Total Purchased Call Options (Cost $198,167)					135,750

Total Purchased Options (Cost $2,423,140)					1,874,750

Total Investments — 111.23%
(Cost $92,785,390)					111,493,720

Liabilities in Excess of Other Assets — (11.23)%(c)					(11,259,730)

NET ASSETS — 100.00%					$100,233,990

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on August 31, 2026 was $9,872,144.

(c)	Includes cash held at broker for written options and securities sold short, at fair value.

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
August 31, 2026

COMMON STOCKS - SHORT — (14.28)%	Shares	Fair Value
Communications - (1.67)%
Nebius Group N.V., Class A(a)	(1,500)	$(309,480)
Spotify Technology S.A.(a)	(2,500)	(1,359,050)
		(1,668,530)
Consumer Discretionary - (7.54)%
Carvana Co.(a)	(40,000)	(2,938,400)
Live Nation Entertainment, Inc.(a)	(15,000)	(2,698,350)
SharkNinja, Inc.(a)	(10,000)	(1,924,900)
		(7,561,650)
Consumer Staples - (1.45)%
Hims & Hers Health, Inc.(a)	(30,000)	(887,400)
Ollie’s Bargain Outlet Holdings, Inc.(a)	(7,500)	(565,650)
		(1,453,050)
Financials - (1.20)%
Ares Management Corp., Class A	(5,000)	(715,850)
Corebridge Financial, Inc.	(15,000)	(488,100)
		(1,203,950)
Industrials - (0.51)%
Bloom Energy Corp., Class A(a)	(2,500)	(515,750)

Technology - (1.91)%
Affirm Holdings, Inc., Class A (a)	(20,000)	(1,489,000)
CoreWeave, Inc., Class A(a)	(5,000)	(424,450)
		(1,913,450)
Total Common Stocks - Short (Proceeds Received $13,314,211)		(14,316,380)

Total Securities Sold Short — (14.28)% (Proceeds Received $13,314,211)		$(14,316,380)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at fair value (cost $92,785,390)	$111,493,720
Cash and cash equivalents	796,938
Cash held at broker for securities sold short	704,213
Receivable for fund shares sold	20,000
Receivable for investments sold	4,751,594
Dividends receivable	53,036
Prepaid expenses	21,522
Total Assets	117,841,023
Liabilities
Investments in securities sold short, at fair value (proceeds received $13,314,211)	14,316,380
Payable for fund shares redeemed	49,146
Payable for investments purchased	3,026,243
Payable to Adviser	148,077
Payable to Administrator	22,057
Payable to trustees	5,521
Other accrued expenses	39,609
Total Liabilities	17,607,033
Net Assets	$100,233,990
Net Assets consist of:
Paid-in capital	$87,334,446
Accumulated earnings	12,899,544
Net Assets	$100,233,990
Shares outstanding (unlimited number of shares authorized, no par value)	8,013,377
Net asset value, offering and redemption price per share	$12.51

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Operations
For the Year Ended August 31, 2026

Investment Income
Dividend income (net of foreign taxes withheld of $5,714)	$755,038
Interest income	58,276
Total investment income	813,314
Expenses
Investment Adviser	1,909,520
Dividend expense on securities sold short	98,974
Administration	92,621
Registration	30,082
Transfer agent	26,117
Compliance services	25,023
Legal	21,209
Custodian	19,528
Trustee expenses	18,229
Audit and tax preparation	17,922
Report printing	12,048
Miscellaneous	41,963
Total expenses	2,313,236
Fees waived by Adviser	(304,769)
Net operating expenses	2,008,467
Net investment loss	(1,195,153)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	14,643,078
Securities sold short	(691,163)
Written options	1,481,067
Purchased options	(14,718,523)
Foreign currency	61
Change in unrealized appreciation (depreciation) on:
Investment securities	5,172,063
Securities sold short	(869,143)
Purchased options	(364,487)
Net realized and change in unrealized gain on investments	4,652,953
Net increase in net assets resulting from operations	$3,457,800

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended August	Ended August
	31, 2026	31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(1,195,153)	$(526,454)
Net realized gain on investment transactions	714,520	1,096,344
Change in unrealized appreciation on investments	3,938,433	9,416,166
Net increase in net assets resulting from operations	3,457,800	9,986,056

Distributions to Shareholders from Earnings (Note 2)	(4,728,651)	(16,144)

Capital Transactions
Proceeds from shares sold	25,915,542	21,425,337
Reinvestment of distributions	4,728,651	16,144
Amount paid for shares redeemed	(10,238,722)	(12,252,292)
Net increase in net assets resulting from capital transactions	20,405,471	9,189,189

Total Increase in Net Assets	19,134,620	19,159,101

Net Assets
Beginning of year	81,099,370	61,940,269
End of year	$100,233,990	$81,099,370

Share Transactions
Shares sold	1,946,417	1,849,855
Shares issued in reinvestment of distributions	385,069	1,430
Shares redeemed	(779,496)	(1,054,231)
Net increase in shares outstanding	1,551,990	797,054

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Financial Highlights
(For a share outstanding during each period)

					For the
	For the		For the		Period
	Year Ended		Year Ended		Ended
	August 31,		August 31,		August 31,
	2026		2025		2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$12.55		$10.94		$10.00
Investment operations:
Net investment loss	(0.14)		(0.08)		—
Net realized and unrealized gain on investments	0.77		1.69		0.94
Total from investment operations	0.63		1.61		0.94
Less distributions to shareholders from:
Net investment income	—		—	(b)	—
Net realized gains	(0.67)		—		—
Total distributions	(0.67)		—	(b)	—
Net asset value, end of period	$12.51		$12.55		$10.94
Total Return(c)	5.09%		14.75%		9.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$100,234		$81,099		$61,940
Ratio of net expenses to average net assets	2.05	% (e)	1.97	% (f)	2.00	% (g)(h)(i)
Ratio of expenses to average net assets before waiver and reimbursement	2.36%		2.43%		2.78	% (g)(i)
Ratio of net investment income (loss) to average net assets	(1.22)%		(0.75)%		0.04	% (g)(i)
Portfolio turnover rate	228%		201%		105	% (d)

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal year ended August 31, 2026.

(f)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal year ended August 31, 2025.

(g)	Annualized.

(h)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal period ended August 31, 2024.

(i)	The Fund commenced operations on December 18, 2023, but did not start pursuing its investment objective until January 11, 2024. Expenses incurred by the Fund and corresponding ratios reflect the period from January 11, 2024 to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements
August 31, 2026

NOTE 1. ORGANIZATION

The Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on October 19, 2023. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Oak Harvest Investment Services, LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 18, 2023. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short selling to limit its exposure to a possible market decline in its portfolio investments or to take advantage of anticipated market declines of certain securities. Short selling involves selling securities, which may or may not be owned, by borrowing the securities and delivering them to a purchaser, with an obligation to return the borrowed securities at a later date. Short selling allows the investor to profit from declines in market prices.

To the extent that the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities results in a loss. Possible losses from short sales differ from losses on long positions because losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the losses from short sales. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $704,213 as of August 31, 2026.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

For the fiscal year ended August 31, 2026, the Fund made the following reclassifications to increase (decrease) the components of net assets due to net operating losses:

Accumulated Earnings
Paid-In Capital	(Deficit)
$(835,431)	$835,431

Derivatives – The Fund may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Fund may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — The Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2026, and the effect of derivative instruments on the Statement of Operations for the fiscal year ended August 31, 2026.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$1,874,750

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

For the fiscal year ended August 31, 2026:

	Location of Gain (Loss) on	Realized Gain	Change in Unrealized
	Derivatives on Statement of	(Loss) on	Appreciation (Depreciation)
Derivatives	Operations	Derivatives	on Derivatives
Equity Price Risk:
Purchased Options	Net realized gain and change in unrealized appreciation (depreciation) on purchased options	$(14,718,523)	$(364,487)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	1,481,067	—

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended August 31, 2026:

Average Ending Monthly
Derivatives	Fair Value
Purchased Options(a)	$2,043,861
Written Options(b)	(882,682)

(a)	Average based on the 9 months during the year that had activity.

(b)	Average based on the 7 months during the year that had activity.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Options contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. For such Funds, in the absence of a sale on the valuation date, options contracts, including Index Options and OTC Options, will be valued at the mean between the last bid

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

and ask price on the valuation date unless the Valuation Designee determines some other fair value methodology approved by the Board should be employed. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2026:

Assets		Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$107,993,970	$—	$—	$107,993,970
Exchange-Traded Funds	1,625,000	—	—	1,625,000
Call Options Purchased	135,750	—	—	135,750
Put Options Purchased	1,739,000	—	—	1,739,000
Total	$111,493,720	$—	$—	$111,493,720

Liabilities
Common Stocks(a)	$(14,316,380)	$—	$—	$(14,316,380)
Total	$(14,316,380)	$—	$—	$(14,316,380)

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2026, the Adviser earned fees of $1,909,520 from the Fund. At August 31, 2026, the Fund owed the Adviser $148,077.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.95% of the Fund’s average daily net assets through December 31, 2026 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of August 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
August 31, 2027	$200,530
August 31, 2028	318,587
August 31, 2029	304,769

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,200 per Fund and $525 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. Prior to April 1, 2026, the Trustees received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting.

Officers of the Trust are employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 6. PURCHASES AND SALES OF SECURITIES

During the fiscal year ended August 31, 2026, the Fund purchased $211,090,970 and sold $200,070,489 of securities, excluding securities sold short and short-term investments.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$18,552,726
Gross unrealized depreciation	(3,477,960)
Net unrealized appreciation on investments	$15,074,766
Tax cost of investments and securities sold short	$82,102,574

The tax character of distributions paid for the fiscal years ended August 31, 2026 and August 31, 2025 were as follows:

	2026	2025
Distributions paid from:(a)
Ordinary income	$157,079	$15,932
Long-term capital gains	3,736,142	212
Tax return of capital	$835,430	$—
Total distributions paid	$4,728,651	$16,144

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(2,175,222)
Unrealized appreciation on investments	15,074,766
Total accumulated earnings	$12,899,544

For the year ended August 31, 2026, the Fund did not utilize short-term capital loss carryforwards.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2026, the Fund deferred post October and qualified late year ordinary losses in the amount of $1,374,062 and $801,160, respectively.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2026

The Fund has adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended August 31, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and
the Board of Trustees of Oak Harvest Long/Short Hedged Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) (one of the funds constituting Capitol Series Trust (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years ended August 31, 2026 and the period from December 18, 2023 (commencement of operations) to August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Capitol Series Trust) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended August 31, 2026 and the period from December 18, 2023 (commencement of operations) to August 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio
October 23, 2026

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2026 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the year ended August 31, 2026, the Fund designated $3,736,142 as long-term capital gain distributions.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	10/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	10/30/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	10/30/2026